TRADE PAYABLES	12 Months Ended
Dec. 31, 2018
Payables and Accruals [Abstract]
TRADE PAYABLES
15.	TRADE PAYABLES

	2018	2017
Infrastructure, network and plant maintenance materials	2,861,712	2,658,436
Services	3,397,413	3,964,912
Rental of polls and rights-of-way	191,723	399,996
ANATEL AGU	7,147,137
Other	647,856	293,478
Adjustment to present value	(5,426,971)
Liabilities subject to compromise		(2,145,852)

Total	8,818,870	5,170,970

Current	5,225,862	5,170,970
Non-current	3,593,008
Trade payables subject to the Judicial Reorganization (i)	3,794,610	246,472
Trade payables not subject to the Judicial Reorganization	5,024,260	4,924,498

Total	8,818,870	5,170,970

Certain amounts initially recorded as liabilities subject to compromise (Note 29) were adjusted and reclassified to reflect the new legal terms and conditions established by the JRP Court.